GOF SA5 11/17

SUPPLEMENT DATED NOVEMBER 1, 2017

TO THE CURRENTLY EFFECTIVE

STATEMENT OF ADDITIONAL INFORMATION

OF

EACH OF THE LISTED FUNDS

Templeton Income Trust

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

Templeton Global Investment Trust

Templeton Emerging Markets Balanced Fund

Templeton Global Balanced Fund

The Statement of Additional Information is amended as follows:

I. For the Templeton Income Trust “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” tables are replaced with the following:

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period September 1, 2016 through December 31, 2016 were:

	Emerging Markets Bond Fund ($)	Global Bond Fund ($)	Global Total Return Fund ($)	International Bond Fund ($)
Advertising	700	87,405	20,752	546
Printing and mailing prospectuses other than to current shareholders	239	813	181	37
Payments to underwriters	462	36,735	4,496	382
Payments to broker-dealers	4,473	10,797,065	970,569	72,545
Other	—	—	—	—
Total	5,874	10,922,018	995,998	73,510

Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period September 1, 2016 through December 31, 2016, were:

	Emerging Markets Bond Fund ($)	Global Bond Fund ($)	Global Total Return Fund ($)	International Bond Fund ($)
Advertising	49	156,572	24,303	984
Printing and mailing prospectuses other than to current shareholders	2	1,395	276	25
Payments to underwriters	9	10,884	2,571	165
Payments to broker-dealers	1,066	8,907,384	1,040,496	23,489
Other	—	—	—	—
Total	1,126	9,076,235	1,067,646	24,663

Under the Class R plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period September 1, 2016 through December 31, 2016, were:

	Emerging Markets Bond Fund ($)	Global Bond Fund ($)	Global Total Return Fund ($)	International Bond Fund ($)
Advertising	—	1,615	29	—
Printing and mailing prospectuses other than to current shareholders	—	7	—	—
Payments to underwriters	—	366	10	—
Payments to broker-dealers	1	511,037	16,190	1,717
Other	—	—	—	—
Total	1	513,025	16,229	1,717

II. For the Templeton Emerging Markets Balanced Fund “The Underwriter – Distribution and service (12b-1) fees - Class A, C and R” tables are replaced with the following:

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:	($)
Advertising	2,667
Printing and mailing prospectuses other than to current shareholders	225
Payments to underwriters	634
Payments to broker-dealers	39,311
Other	—
Total	42,837
Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:	($)
Advertising	885
Printing and mailing prospectuses other than to current shareholders	78
Payments to underwriters	102
Payments to broker-dealers	24,406
Other	—
Total	25,471
Under the Class R plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:	($)
Advertising	2
Printing and mailing prospectuses other than to current shareholders	—
Payments to underwriters	1
Payments to broker-dealers	645
Other	—
Total	648

III. For the Templeton Global Balanced Fund “The Underwriter – Distribution and service (12b-1) fees - Class A, A1, C, C1 and R” tables are replaced with the following:

Under the Class A plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:

($)
Advertising	22,141
Printing and mailing prospectuses other than to current shareholders	108
Payments to underwriters	2,604
Payments to broker-dealers	1,630,966
Other	—
Total	1,655,819

Under the Class A1 plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:

($)
Advertising	—
Printing and mailing prospectuses other than to current shareholders	—
Payments to underwriters	—
Payments to broker-dealers	636,906
Other	—
Total	636,906

Under the Class C plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:

($)
Advertising	131,429
Printing and mailing prospectuses other than to current shareholders	631
Payments to underwriters	11,198
Payments to broker-dealers	2,805,545
Other	—
Total	2,948,803

Under the Class C1 plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:	($)
Advertising	—
Printing and mailing prospectuses other than to current shareholders	—
Payments to underwriters	—
Payments to broker-dealers	1,057,661
Other	—
Total	1,057,661
Under the Class R plan, the amounts paid or accrued to be paid by the Fund pursuant to the plan for the period April 1, 2016 through December 31, 2016, were:	($)
Advertising	—
Printing and mailing prospectuses other than to current shareholders	—
Payments to underwriters	—
Payments to broker-dealers	22,972
Other	—
Total	22,972

Please keep this supplement with your Statement of Additional Information for future reference.

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